Post balance sheet events	12 Months Ended
Dec. 31, 2025
Post balance sheet events
Post balance sheet events

23 Post balance sheet events

On 21 January 2026, the Group completed the acquisition of 100% of the share capital of Integrity Orthopaedics, Inc., a US-based early-stage commercial developer of Tendon Seam™, an innovative rotator cuff repair (RCR) system designed to significantly reduce re tear rates and improve patient outcomes. The acquisition represents a meaningful step in delivering Smith+Nephew’s RISE strategy to accelerate growth through strategic investment and portfolio leadership, and will be an important building block in our ambition to become the global leader in Sports Medicine. The acquisition consideration comprised of $225m paid on completion, with up to a further $225m contingent on future performance.

The acquisition will be treated as a business combination under IFRS 3. The fair value assessment of the acquisition consideration, identifiable assets acquired and liabilities assumed is ongoing. Given the proximity of the acquisition to the financial statements being authorised for issue, it is not practicable at this stage to reasonably estimate the financial effect of the acquisition on the Group’s consolidated financial statements. The Group expects to complete the purchase price allocation exercise under IFRS 3 in the first half of 2026, accordingly, provisional disclosures will be included in the Group’s 2026 interim results.

On 9 February 2026, the Group amended its $1bn revolving credit facility, increasing total commitments to $1.125bn. The facility remains undrawn and its maturity is unchanged.